Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends per share	$ 0.09	$ 0.11	$ 0.29
Dividends declared per share	$ 0.19	$ 0.20	$ 0.30
Undivided Profits
Cash dividends per share	$ 0.09	$ 0.11	$ 0.29
Dividends declared per share	$ 0.10	$ 0.09	$ 0.10